Deferred income tax - Deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment and Intangibles Assets
Deferred tax liabilities
Balances at January 1	$ 446,131	$ 287,498
Increase/ (decrease) of deferred tax liabilities for the year	(2,125)	48,936
Translation differences and inflation adjustment	(13,308)	109,697
Balances at December 31	430,698	446,131
Tax inflation adjustment
Deferred tax liabilities
Balances at January 1	491	10,927
Increase/ (decrease) of deferred tax liabilities for the year	(459)	(18,132)
Translation differences and inflation adjustment	(32)	7,696
Balances at December 31		491
Other liabilities
Deferred tax liabilities
Balances at January 1	13,400	16,182
Increase/ (decrease) of deferred tax liabilities for the year	3,672	(8,350)
Translation differences and inflation adjustment	(291)	5,568
Balances at December 31	16,781	13,400
Deferred tax liabilities
Deferred tax liabilities
Balances at January 1	460,022	314,607
Increase/ (decrease) of deferred tax liabilities for the year	1,088	22,454
Translation differences and inflation adjustment	(13,631)	122,961
Balances at December 31	$ 447,479	$ 460,022